T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
November 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 96.0%
FINANCIAL INSTITUTIONS 43.8%
Banking 30.3%
Ally Financial, 2.20%, 11/2/28  770 613
Australia & New Zealand Banking Group,
6.742%, 12/8/32 (1) 345 348
Banco Santander, 2.749%, 12/3/30  400 299
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero Santand,
5.375%, 4/17/25 (1) 460 457
Bank of America, VR, 2.572%, 10/20/32 (2) 200 159
Bank of America, VR, 2.831%, 10/24/51 (2) 610 390
Bank of America, VR, 4.271%, 7/23/29 (2) 195 182
Bank of America, VR, 5.015%, 7/22/33 (2) 595 574
Bank of America, Series TT, VR, 6.125% (2)
(3) 185 178
Bank of Ireland Group, VR, 6.253%,
9/16/26 (1)(2) 300 297
Barclays, VR, 2.852%, 5/7/26 (2) 1,415 1,302
BNP Paribas, VR, 1.323%, 1/13/27 (1)(2) 860 747
Capital One Financial, VR, 2.359%,
7/29/32 (2) 600 437
Citigroup, VR, 2.572%, 6/3/31 (2) 175 143
Citigroup, VR, 3.98%, 3/20/30 (2) 1,160 1,057
Citigroup, VR, 4.412%, 3/31/31 (2) 615 573
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 920 841
Discover Financial Services, 4.10%, 2/9/27  645 604
Goldman Sachs Group, VR, 1.992%,
1/27/32 (2) 720 551
Goldman Sachs Group, VR, 2.383%,
7/21/32 (2) 290 229
Goldman Sachs Group, VR, 3.102%,
2/24/33 (2) 205 170
Goldman Sachs Group, VR, 4.223%,
5/1/29 (2) 1,260 1,184
HSBC Holdings, 4.95%, 3/31/30  605 581
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 300 249
JPMorgan Chase, VR, 3.109%, 4/22/51 (2) 460 317
JPMorgan Chase, VR, 4.851%, 7/25/28 (2) 1,005 975
JPMorgan Chase, VR, 4.912%, 7/25/33 (2) 225 215
JPMorgan Chase, VR, 5.717%, 9/14/33 (2) 290 286
Mitsubishi UFJ Financial Group, VR,
5.354%, 9/13/28 (2) 615 613
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 250 189
Morgan Stanley, VR, 2.802%, 1/25/52 (2) 175 112
Morgan Stanley, VR, 3.772%, 1/24/29 (2) 390 360
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 1,140 1,069
NatWest Group, VR, 7.472%, 11/10/26 (2) 200 208
Nordea Bank, 5.375%, 9/22/27 (1) 200 200
PNC Financial Services Group, Series T,
VR, 3.40% (2)(3) 310 238
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 725 630
Santander UK Group Holdings, VR, 1.532%,
8/21/26 (2) 1,385 1,215
Standard Chartered, VR, 4.644%, 4/1/31 (1)
(2) 565 506
Wells Fargo, VR, 3.068%, 4/30/41 (2) 1,000 742
Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, Series BB, VR, 3.90% (2)(3) 205 178
20,218
Brokerage Asset Managers
Exchanges 2.3%
Charles Schwab, Series I, VR, 4.00% (2)(3) 95 81
Intercontinental Exchange, 2.65%, 9/15/40  295 210
Intercontinental Exchange, 5.20%, 6/15/62  175 170
LSEGA Financing, 2.00%, 4/6/28 (1) 385 329
LSEGA Financing, 2.50%, 4/6/31 (1) 835 703
1,493
Finance Companies 0.3%
AerCap Ireland Capital, 6.50%, 7/15/25  210 212
212
Insurance 6.2%
Centene, 2.50%, 3/1/31  145 115
Centene, 3.00%, 10/15/30  145 118
Centene, 3.375%, 2/15/30  140 119
CNO Financial Group, 5.25%, 5/30/29  385 359
Equitable Financial Life Global Funding,
1.80%, 3/8/28 (1) 880 738
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (1) 495 336
Humana, 2.15%, 2/3/32  655 519
Humana, 3.70%, 3/23/29  205 189
Jackson Financial, 5.17%, 6/8/27  365 358
Jackson Financial, 5.67%, 6/8/32  135 128
New York Life Insurance, 3.75%,
5/15/50 (1) 490 381
UnitedHealth Group, 2.90%, 5/15/50  620 430
UnitedHealth Group, 5.875%, 2/15/53  325 360
4,150
Real Estate Investment Trusts 4.7%
Brixmor Operating Partnership, 2.50%,
8/16/31  275 209
Brixmor Operating Partnership, 4.05%,
7/1/30  244 211
Global Net Lease, 3.75%, 12/15/27 (1) 415 342
Healthcare Realty Holdings, 2.40%, 3/15/30  360 280
Healthcare Realty Holdings, 3.625%,
1/15/28  240 212
Highwoods Realty, 4.20%, 4/15/29  400 349
Hudson Pacific Properties, 4.65%, 4/1/29  700 612
Kilroy Realty, 3.05%, 2/15/30  430 347
Kilroy Realty, 4.25%, 8/15/29  400 355
Regency Centers, 3.70%, 6/15/30  242 212
3,129
Total Financial Institutions 29,202
INDUSTRIAL 43.9%
Basic Industry 2.7%
ArcelorMittal, 6.55%, 11/29/27  335 338
Celanese U.S. Holdings, 6.05%, 3/15/25  250 248
Celanese U.S. Holdings, 6.165%, 7/15/27  265 260
Dow Chemical, 6.90%, 5/15/53  170 186
Sherwin-Williams, 2.95%, 8/15/29  270 238
South32 Treasury, 4.35%, 4/14/32 (1) 595 518
1,788
Capital Goods 1.1%
Carrier Global, 2.722%, 2/15/30  670 571

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Eaton, 4.15%, 3/15/33  185 172
743
Communications 9.1%
AT&T, 3.65%, 9/15/59  245 169
Charter Communications Operating, 4.20%,
3/15/28  400 371
Comcast, 2.887%, 11/1/51  615 405
Comcast, 2.937%, 11/1/56  510 328
Crown Castle, 2.25%, 1/15/31  750 608
Crown Castle, 2.50%, 7/15/31  260 212
Meta Platforms, 4.45%, 8/15/52 (1) 405 333
Rogers Communications, 3.80%,
3/15/32 (1) 155 137
Rogers Communications, 4.55%,
3/15/52 (1) 345 281
SBA Tower Trust, 1.631%, 11/15/26 (1) 575 491
SBA Tower Trust, 2.328%, 1/15/28 (1) 370 308
SBA Tower Trust, 2.836%, 1/15/25 (1) 530 493
T-Mobile USA, 5.20%, 1/15/33  430 431
Verizon Communications, 2.355%, 3/15/32  90 72
Verizon Communications, 2.875%,
11/20/50  435 279
Verizon Communications, 2.987%,
10/30/56  561 355
Verizon Communications, 3.875%, 3/1/52  235 182
Vodafone Group, 5.25%, 5/30/48  170 153
Warnermedia Holdings, 3.755%,
3/15/27 (1) 503 458
6,066
Consumer Cyclical 7.6%
Aptiv, 3.10%, 12/1/51  55 34
Best Buy, 1.95%, 10/1/30  305 241
General Motors Financial, 2.70%, 6/10/31  345 271
General Motors Financial, 3.10%, 1/12/32  245 195
GLP Capital, 5.375%, 4/15/26  225 219
Hyundai Capital America, 1.80%,
1/10/28 (1) 340 277
Hyundai Capital America, 2.375%,
10/15/27 (1) 290 246
Lowe's, 4.25%, 4/1/52  325 267
Lowe's, 5.00%, 4/15/33  385 383
Marriott International, 5.00%, 10/15/27  370 368
Nissan Motor, 3.522%, 9/17/25 (1) 555 514
QVC, 4.45%, 2/15/25  345 297
QVC, 4.85%, 4/1/24  110 103
Ross Stores, 1.875%, 4/15/31  300 237
Ross Stores, 4.80%, 4/15/30  367 353
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 250 216
Stellantis Finance U.S., 2.691%, 9/15/31 (1) 415 320
Volkswagen Group of America Finance,
4.75%, 11/13/28 (1) 565 548
5,089
Consumer Non-Cyclical 11.2%
AbbVie, 4.05%, 11/21/39  440 385
AbbVie, 4.50%, 5/14/35  445 420
AbbVie, 4.70%, 5/14/45  415 380
BAT International Finance, 4.448%, 3/16/28  650 600
Bio-Rad Laboratories, 3.30%, 3/15/27  50 46
CSL Finance, 4.05%, 4/27/29 (1) 200 190
Par/Shares $ Value
(Amounts in 000s)
CSL Finance, 4.25%, 4/27/32 (1) 265 251
CVS Health, 5.05%, 3/25/48  678 626
Danaher, 2.80%, 12/10/51  110 76
Hasbro, 3.90%, 11/19/29  150 135
HCA, 3.375%, 3/15/29 (1) 55 49
HCA, 3.625%, 3/15/32 (1) 340 290
HCA, 4.375%, 3/15/42 (1) 110 89
HCA, 5.375%, 9/1/26  395 391
Imperial Brands Finance, 6.125%,
7/27/27 (1) 200 199
PerkinElmer, 1.90%, 9/15/28  1,000 824
PerkinElmer, 2.25%, 9/15/31  375 295
Philip Morris International, 5.75%, 11/17/32  415 426
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  1,255 1,018
Utah Acquisition Sub, 3.95%, 6/15/26  410 384
Utah Acquisition Sub, 5.25%, 6/15/46  125 95
Viatris, 2.70%, 6/22/30  48 38
Viterra Finance, 4.90%, 4/21/27 (1) 300 280
7,487
Energy 5.3%
DCP Midstream Operating, 5.625%,
7/15/27  85 84
Energy Transfer, 6.00%, 6/15/48  395 362
Enterprise Products Operating, 3.20%,
2/15/52  245 165
Enterprise Products Operating, 3.70%,
1/31/51  300 222
Enterprise Products Operating, 4.20%,
1/31/50  200 159
Hess, 7.125%, 3/15/33  90 97
MPLX, 2.65%, 8/15/30  485 400
MPLX, 4.95%, 9/1/32  120 113
ONEOK, 6.10%, 11/15/32  130 132
Sabine Pass Liquefaction, 5.00%, 3/15/27  555 544
Targa Resources Partners, 5.50%, 3/1/30  205 196
Targa Resources Partners, 6.875%, 1/15/29  157 160
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  415 324
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  50 43
Var Energi, 7.50%, 1/15/28 (1) 500 514
3,515
Technology 3.8%
CDW, 2.67%, 12/1/26  320 286
Equifax, 5.10%, 12/15/27  260 256
Fortinet, 2.20%, 3/15/31  720 563
Moody's, 4.25%, 8/8/32  80 75
NXP, 4.30%, 6/18/29  580 537
Oracle, 6.90%, 11/9/52  350 385
VMware, 1.80%, 8/15/28  210 173
Workday, 3.80%, 4/1/32  335 300
2,575
Transportation 3.1%
FedEx, 2.40%, 5/15/31  330 269
Kansas City Southern, 3.50%, 5/1/50  455 330
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 589 586
Transurban Finance, 2.45%, 3/16/31 (1) 570 451
United Airlines PTT, Series 2019-1, Class
AA, 4.15%, 8/25/31  282 253

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2019-2, Class
AA, 2.70%, 5/1/32  212 173
2,062
Total Industrial 29,325
UTILITY 8.3%
Electric 7.9%
AEP Texas, 4.70%, 5/15/32  220 210
American Electric Power, 5.95%, 11/1/32  95 100
Duke Energy, 4.50%, 8/15/32  200 189
Duke Energy, 5.00%, 8/15/52  405 367
Edison International, 4.70%, 8/15/25  230 225
Edison International, 6.95%, 11/15/29  185 194
EDP Finance, 6.30%, 10/11/27 (1) 200 205
Enel Finance International, 1.875%,
7/12/28 (1) 680 547
Exelon, 3.35%, 3/15/32 (1) 420 368
Georgia Power, 4.70%, 5/15/32  375 363
NextEra Energy Capital Holdings, 3.00%,
1/15/52  765 524
Pacific Gas & Electric, 2.95%, 3/1/26  675 614
Pacific Gas & Electric, 5.90%, 6/15/32  150 145
Southern, 5.113%, 8/1/27  195 194
Southern California Edison, 3.45%, 2/1/52  125 91
Southern California Edison, Series 20A,
2.95%, 2/1/51  400 263
Vistra Operations, 5.125%, 5/13/25 (1) 605 592
Xcel Energy, 4.60%, 6/1/32  100 96
5,287
Natural Gas 0.4%
Sempra Energy, 3.70%, 4/1/29  265 243
243
Total Utility 5,530
Total Corporate Bonds
(Cost $73,237) 64,057
Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.0%
Owned No Guarantee 1.0%
NBN, 2.625%, 5/5/31 (1) 775 625
Total Foreign Government Obligations &
Municipalities
(Cost $775) 625
MUNICIPAL SECURITIES 0.2%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  145 136
Total Municipal Securities
(Cost $145) 136
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.8%
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds, 2.00%, 11/15/41  705 513
U.S. Treasury Bonds, 3.25%, 5/15/42  30 27
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $666) 540
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund,
3.86% (4)(5) 481 481
Total Short-Term Investments
(Cost $481) 481
Total Investments in Securities 98.7%
(Cost $75,304) $ 65,839
Other Assets Less Liabilities 1.3% 889
Net Assets 100.0% $ 66,728
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,601 and represents
24.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 11 3 8
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 * 885 9 (5) 14
Total Bilateral Credit Default Swaps, Protection Sold (2) 22
Total Bilateral Swaps (2) 22
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 60 U.S. Treasury Long Bond contracts 3/23 7,620 $ 98
Short, 54 U.S. Treasury Notes five year contracts 3/23 (5,863) (36)
Short, 67 U.S. Treasury Notes ten year contracts 3/23 (7,604) (60)
Long, 27 U.S. Treasury Notes two year contracts 3/23 5,545 15
Long, 7 Ultra U.S. Treasury Bonds contracts 3/23 954 16
Short, 36 Ultra U.S. Treasury Notes ten year contracts 3/23 (4,308) (43)
Net payments (receipts) of variation margin to date (38)
Variation margin receivable (payable) on open futures contracts $ (48)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — # $ — $ 14 +
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government Reserve Fund, 3.86% $ 936 ¤ ¤ $ 481 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $14 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $481.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 65,358 $ — $ 65,358
Short-Term Investments 481 — — 481
Total Securities 481 65,358 — 65,839
Swaps — 20 — 20
Futures Contracts* 129 — — 129
Total $ 610 $ 65,378 $ — $ 65,988
Liabilities
Futures Contracts* $ 139 $ — $ — $ 139
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.